Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
N/A
Credit Suisse Securities (USA) LLC
Wilshire Credit Corporation, Ocwen Loan
Servicing, LLC, Select Portfolio Servicing, Inc.
July 25, 2006
June 30, 2006
June 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
07/25/2006 10:37 am
Credit Suisse First Boston Mortgage Securities Corp.
Contact:
Home Equity Mortgage Pass-Through Certificates, Series 2006-3
Kristy Frideres
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Distribution Date:
25-Jul-06
Determination Date 19-Jul-06 Accrual Periods: Begin End
Record Date - Physical Certificates 30-Jun-06 Physical Certificates 6/1/2006 6/30/2006
Record Date - non Physical Certificates 24-Jul-06 Non Physical Certificates 6/30/2006 7/24/2006
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.47200% $233,000,000.00 $233,000,000.00 $6,301,014.19 $885,400.00 $7,186,414.19 N/A N/A $226,698,985.81
A-2 5.59400% $38,000,000.00 $38,000,000.00 $0.00 $147,619.44 $147,619.44 N/A N/A $38,000,000.00
A-3 5.58000% $20,000,000.00 $20,000,000.00 $0.00 $77,500.00 $77,500.00 N/A N/A $20,000,000.00
X-S 0.15792% $400,600,200.00 $400,600,200.00 $0.00 $52,720.12 $52,720.12 N/A N/A $394,298,984.43
M-1 5.65000% $17,000,000.00 $17,000,000.00 $0.00 $66,701.39 $66,701.39 $0.00 $0.00 $17,000,000.00
M-2 5.67000% $13,800,000.00 $13,800,000.00 $0.00 $54,337.50 $54,337.50 $0.00 $0.00 $13,800,000.00
M-3 5.69000% $13,800,000.00 $13,800,000.00 $0.00 $54,529.17 $54,529.17 $0.00 $0.00 $13,800,000.00
M-4 5.70000% $8,600,000.00 $8,600,000.00 $0.00 $34,041.67 $34,041.67 $0.00 $0.00 $8,600,000.00
M-5 5.74000% $7,600,000.00 $7,600,000.00 $0.00 $30,294.44 $30,294.44 $0.00 $0.00 $7,600,000.00
M-6 5.81000% $7,800,000.00 $7,800,000.00 $0.00 $31,470.83 $31,470.83 $0.00 $0.00 $7,800,000.00
M-7 6.20000% $7,000,000.00 $7,000,000.00 $0.00 $30,138.89 $30,138.89 $0.00 $0.00 $7,000,000.00
M-8 6.30000% $7,000,000.00 $7,000,000.00 $0.00 $30,625.00 $30,625.00 $0.00 $0.00 $7,000,000.00
M-9 7.20000% $6,600,000.00 $6,600,000.00 $0.00 $33,000.00 $33,000.00 $0.00 $0.00 $6,600,000.00
M-10 7.55000% $5,400,000.00 $5,400,000.00 $0.00 $28,312.50 $28,312.50 $0.00 $0.00 $5,400,000.00
B-1 9.35000% $6,000,000.00 $6,000,000.00 $0.00 $38,958.33 $38,958.33 $0.00 $0.00 $6,000,000.00
B-2 9.35000% $5,000,000.00 $5,000,000.00 $0.00 $32,465.28 $32,465.28 $0.00 $0.00 $5,000,000.00
X-1 415.10120% $4,000,000.00 $4,000,000.00 $0.00 $1,383,670.78 $1,383,670.78 $0.00 $0.00 $3,999,998.62
X-2 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 0.00000% $100.00 $100.00 $0.00 $42,344.53 $42,344.53 N/A N/A $100.00
A-R 10.28560% $100.00 $100.00 $100.00 $0.71 $100.71 N/A N/A $0.00
Total $400,600,200.00 $400,600,200.00 $6,301,114.19 $3,054,130.58 $9,355,244.77 $0.00 $0.00 $394,299,084.43
(1) Reflects the application of Net Funds Cap
(2) Classes X-S, X-1 and X-2 are IO Certs, and the Balances reflected for these Certs are Notional Amounts
Credit Suisse First Boston Mortgage Securities Corp.
Contact:
Home Equity Mortgage Pass-Through Certificates, Series 2006-3
Kristy Frideres
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Amounts Per $1000
Ending
Beginning
Principal
Interest
Total
Certificate
Class
CUSIP
Balance
Paid
Paid
Paid
Balance
Index
Value
A-1 436944AA0 $1,000.00000000 $27.04297936 $3.80000000 $30.84297936 $972.95702064 LIBOR 5.35000%
A-2 436944AB8 $1,000.00000000 $0.00000000 $3.88472211 $3.88472211 $1,000.00000000 SWAP LIBOR 5.35000%
A-3 436944AC6 $1,000.00000000 $0.00000000 $3.87500000 $3.87500000 $1,000.00000000
X-S 436994AV4 $1,000.00000000 $0.00000000 $0.13160283 $0.13160283 $984.27056310
M-1 436944AE2 $1,000.00000000 $0.00000000 $3.92361118 $3.92361118 $1,000.00000000
M-2 436944AF9 $1,000.00000000 $0.00000000 $3.93750000 $3.93750000 $1,000.00000000
M-3 436944AG7 $1,000.00000000 $0.00000000 $3.95138913 $3.95138913 $1,000.00000000
M-4 436944AH5 $1,000.00000000 $0.00000000 $3.95833372 $3.95833372 $1,000.00000000
M-5 436944AJ1 $1,000.00000000 $0.00000000 $3.98611053 $3.98611053 $1,000.00000000
M-6 436944AK8 $1,000.00000000 $0.00000000 $4.03472179 $4.03472179 $1,000.00000000
M-7 436944AL6 $1,000.00000000 $0.00000000 $4.30555571 $4.30555571 $1,000.00000000
M-8 436944AM4 $1,000.00000000 $0.00000000 $4.37500000 $4.37500000 $1,000.00000000
M-9 436944AN2 $1,000.00000000 $0.00000000 $5.00000000 $5.00000000 $1,000.00000000
M-10 436944AP7 $1,000.00000000 $0.00000000 $5.24305556 $5.24305556 $1,000.00000000
B-1 436944AQ5 $1,000.00000000 $0.00000000 $6.49305500 $6.49305500 $1,000.00000000
B-2 436944AR3 $1,000.00000000 $0.00000000 $6.49305600 $6.49305600 $1,000.00000000
X-1 496994AT9 $1,000.00000000 $0.00000000 $345.91769500 $345.91769500 $999.99965500
X-2 436994AU6 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 436994AS1 $1,000.00000000 $0.00000000 $423,445.30000000 $423,445.30000000 $1,000.00000000
A-R 436944AD4 $1,000.00000000 $1,000.00000000 $7.10000000 $1,007.10000000 $0.00000000
(1) Classes X-S, X-1 and X-2 are IO Certs, and the Balances reflected for these Certs are Notional Amounts
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.4720% $885,400.00 $0.00 $0.00 $0.00 $0.00 NA $885,400.00 $0.00
A-2 5.5940% $147,619.44 $0.00 $0.00 $0.00 $0.00 NA $147,619.44 $0.00
A-3 5.5800% $77,500.00 $0.00 $0.00 $0.00 $0.00 NA $77,500.00 $0.00
M-1 5.6500% $66,701.39 $0.00 $0.00 $0.00 $0.00 $0.00 $66,701.39 $0.00
M-2 5.6700% $54,337.50 $0.00 $0.00 $0.00 $0.00 $0.00 $54,337.50 $0.00
M-3 5.6900% $54,529.17 $0.00 $0.00 $0.00 $0.00 $0.00 $54,529.17 $0.00
M-4 5.7000% $34,041.67 $0.00 $0.00 $0.00 $0.00 $0.00 $34,041.67 $0.00
M-5 5.7400% $30,294.44 $0.00 $0.00 $0.00 $0.00 $0.00 $30,294.44 $0.00
M-6 5.8100% $31,470.83 $0.00 $0.00 $0.00 $0.00 $0.00 $31,470.83 $0.00
M-7 6.2000% $30,138.89 $0.00 $0.00 $0.00 $0.00 $0.00 $30,138.89 $0.00
M-8 6.3000% $30,625.00 $0.00 $0.00 $0.00 $0.00 $0.00 $30,625.00 $0.00
M-9 7.2000% $33,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $33,000.00 $0.00
M-10 7.5500% $28,312.50 $0.00 $0.00 $0.00 $0.00 $0.00 $28,312.50 $0.00
B-1 9.3500% $38,958.33 $0.00 $0.00 $0.00 $0.00 $0.00 $38,958.33 $0.00
B-2 9.3500% $32,465.28 $0.00 $0.00 $0.00 $0.00 $0.00 $32,465.28 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Credit Suisse First Boston Mortgage Securities Corp.
Contact:
Home Equity Mortgage Pass-Through Certificates, Series 2006-3
Kristy Frideres
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Prefunding Account:
Total
Basis Risk Account:
Beginning Balance 96,216,911.98 Beginning Balance 1,000.00
Withdrawal: Subsequent Transfer 0.00 Deposit/ Withdrawal: Income to X 0.12
Withdrawal: certificate principal 0.00 Deposit: Required deposit from waterfall 0.00
Ending Balance 96,216,911.98 Less: Withdrawal for shortfalls 0.00
Less: Withdrawal dist after Libor Certs = 0 0.00
Ending Collateral Balance 394,299,084.43 Ending Balance 1,000.00
Capitalized Interest Account:
Additional Net Rates
Beginning Balance 980,432.05 Net Funds Cap Rate 13.9990%
Withdrawal: Capitalized Interest Requirement 382,197.65 Net Excess Spread 2.8326%
Withdrawal: Overfunded Interest Amount to Depositor 0.00
Ending Balance 598,234.40
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Servicer remittance
9,005,230.78
Swap Notional Balance 392,000,000.00 Funds from Capitalized Interest Account 382,197.65
Funds from Prefund Account 0.00
Deposit 0.00 Net Funds from Basis Risk account 0.12
Withdrawal to cover Current/Carryforward Interest 0.00 Net Payments to Trust from Swap Counterparty 0.00
Withdrawal to cover Deferred Amounts 0.00 9,387,428.55
Withdrawal to cover Realized Losses 0.00
Withdrawal to Pay Swap Provider 25,208.33 Distributions (B):
Withdrawal to Basis Risk Shortfall 0.00 Trustee fee 2,536.53
Withdrawal to pay Class X 0.00 Credit Risk Fee 4,438.92
Net Payments to Counterparty from Swap Trust 25,208.33
Swap Payment made by the swap provider to the trust 449,548.61 Total interest distributed 3,054,130.58
Swap Payment made by the trust to the swap provider 474,756.94 Total principal distributed 6,301,114.19
Net Deposits to Basis Risk account 0.00
Miscellaneous: 9,387,428.55
Cumulative Recoveries 0.00
Current Advances 0.00 (A) - (B): 0.00
Outstanding Advances 0.00
Insurance Proceeds 0.00
Other Amounts allocable to principal 0.00
Recovery of reimbursements previously deemed nonrecoverable 0.00
Reimbursements of Nonrecoverable Advances Previously Made 0.00
ACCOUNT ACTIVITY
Credit Suisse First Boston Mortgage Securities Corp.
Contact:
Home Equity Mortgage Pass-Through Certificates, Series 2006-3
Kristy Frideres
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Trigger Event: Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 529,945.32 Senior Enhancement Percentage 26.36045%
B) Ending Collateral Balance 394,299,084.43 Senior Enhancement Percentage for purposes of Stepdown 26.78170%
C) Current Delinquency Rate (A/B) 0.1344%
D) Rolling Three Month Delinquency Rate 0.1344% The later of:
E) Senior Enhancement Percentage Rate 26.36045% (x) July 2009
F) Senior Enhancement Percentage Rate multiplied by limit (12.58%) 3.3161% (y) Date when Snr Enhance % >= 63.62% NO
G) Cumulative Realized Losses 0.00
H) Original Collateral Balance 400,600,200.00
I) Cumulative Loss % ( G / H) 0.000%
J) Applicable Cumulative Loss Limit % 100.00% Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount 3,999,998.62
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = F). NO Target Overcollateralization Amount 21,832,710.90
2) Cumulative Loss % exceeds applicable limit (I > J). NO Ending Overcollateralization deficiency amount 17,832,712.28
NO Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A):
1,408,878.99
Ocwen Termination Test: 1) as additional principal to certificates 0.00
Relevant information: 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A) Cumulative Realized Ocwen Losses 0.00 3) Required Basis Risk Reserve Deposit to BRRF 0.00
B) Cut-Off Balance of Ocwen Loans 102,576,546.70 4) to Supp Interest Trust - Swap Term Payments 25,208.33
C) Ocwen Realized Loss Percentage 0.00000% 5) Remaining Amounts to X 1,383,670.66
D) Applicable loss limit 5.30% (B): 1,408,878.99
The Ocwen Termination Test will be failed if: (A)-(B): 0.00
1) Ocwen Realized Loss % exceeds applicable limit (C > D), and NO
2) Certificateholders voted to remove Ocwen? NO
FAIL?: NO
CREDIT ENHANCEMENT AND TRIGGERS
Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
304,383,288.02
6,301,114.19
0.00
298,082,172.45
140,882.80
6,063,499.47
96,731.92
0.00
0.00
6,301,114.19
2,735,867.23
74,095.17
0.00
0.00
0.00
0.00
0.00
2,661,772.06
42,344.53
0.00
9,005,230.78
52,720.12
74,095.17
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
5,334
5,227
0.9792979999
10.78588%
10.28560%
10.28560%
0.00
0.00
0.00
0.00
1,031,900.59
16
0
0.00
GROUP:
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
OCWEN
SPS
WILSHIRE
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
102,576,546.70
2,093,706.71
0.00
100,482,839.99
59,126.84
2,019,825.00
14,754.87
0.00
0.00
2,093,706.71
853,412.30
25,644.18
0.00
0.00
0.00
0.00
0.00
827,768.12
18,345.76
0.00
2,939,820.59
17,087.49
25,644.18
0.00
0.00
0.00
0.00
0.00
38,180,089.27
782,808.88
0.00
37,397,280.39
14,127.95
759,335.80
9,345.13
0.00
0.00
782,808.88
361,142.05
7,544.44
0.00
0.00
0.00
0.00
0.00
353,597.61
10,503.99
0.00
1,146,910.48
8,361.56
7,544.44
0.00
0.00
0.00
0.00
0.00
163,626,652.05
3,424,598.60
0.00
160,202,052.07
67,628.01
3,284,338.67
72,631.92
0.00
0.00
3,424,598.60
1,521,312.88
40,906.55
0.00
0.00
0.00
0.00
0.00
1,480,406.33
13,494.78
0.00
4,918,499.71
27,271.07
40,906.55
0.00
0.00
0.00
0.00
0.00
SERVICER:
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
OCWEN
SPS
WILSHIRE
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
1,749
1,710
0.9795880000
9.98371%
9.48344%
9.48344%
0.00
0.00
0.00
0.00
415,916.18
8
0
0.00
726
715
0.9794960000
11.35069%
10.85042%
10.85042%
0.00
0.00
0.00
0.00
260,352.53
3
0
0.00
2,859
2,802
0.9790700000
11.15696%
10.65668%
10.65668%
0.00
0.00
0.00
0.00
355,631.88
5
0
0.00
SERVICER:
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance
%
0K to 99.99K
4,651 224,475,937.29 75.31%
100K to 199.99K
569 72,043,422.24 24.17%
200K to 299.99K
7 1,562,812.92 0.52%
Total
5,227
298,082,172.45
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K
Balance
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
1 26,601.30 0.01%
6.50% - 6.99%
5 299,193.82 0.10%
7.00% - 7.49%
19 972,967.77 0.33%
7.50% - 7.99%
55 3,215,692.61 1.08%
8.00% - 8.49%
160 7,957,315.14 2.67%
8.50% - 8.99%
299 17,312,758.29 5.81%
9.00% - 9.49%
453 30,661,726.19 10.29%
9.50% - 9.99%
691 43,387,156.71 14.56%
10.00% - 10.49%
521 28,640,645.93 9.61%
10.50% - 10.99%
687 38,939,442.92 13.06%
11.00% - 11.49%
484 26,269,652.91 8.81%
11.50% - 11.99%
647 34,430,034.63 11.55%
12.00% - 12.49%
314 20,017,539.92 6.72%
12.50% - 12.99%
290 16,200,996.60 5.44%
13.00% - 13.49%
204 11,328,273.52 3.80%
13.50% - 13.99%
394 18,300,471.66 6.14%
14.00% - 14.49%
2 102,636.72 0.03%
14.50% - 14.99%
1 19,065.81 0.01%
Total
5,227
298,082,172.45
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 10.78%
Count
Balance ($)
%
Condominium
606 31,024,097.81 10.41%
Manufactured Housing
4 57,552.77 0.02%
Other
500 36,066,473.59 12.10%
Planned Unit Development
1,068 62,542,187.13 20.98%
Single Family
3,049 168,391,861.15 56.49%
Total
5,227
298,082,172.45
100.00%
Property Type
Type
Count
Balance ($)
%
2002
5 70,515.56 0.02%
2003
1 16,768.86 0.01%
2004
3 219,645.38 0.07%
2005
584 27,492,496.83 9.22%
2006
4,634 270,282,745.82 90.67%
Total
5,227
298,082,172.45
100.00%
Year of First Payment Date
Year
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00% - 4.99%
5,227 298,082,172.45 100.00%
Total
5,227 298,082,172.45 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 0
Count
Balance ($)
%
73 - 96
2 101,479.42 0.03%
97 - 120
2 106,359.77 0.04%
121 - 144
4 50,750.01 0.02%
145 - 168
3 187,147.11 0.06%
169 - 192
149 8,816,182.03 2.96%
217 - 240
103 4,229,206.02 1.42%
289 - 312
2 38,624.69 0.01%
313 - 336
2 45,191.01 0.02%
337 - 360
4,960 284,507,232.39 95.45%
Total
5,227
298,082,172.45
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 348
Count
Balance ($)
%
73 - 96
2 101,479.42 0.03%
97 - 120
2 106,359.77 0.04%
121 - 144
5 67,518.87 0.02%
145 - 168
59 2,567,627.81 0.86%
169 - 192
4,276 250,673,696.57 84.10%
217 - 240
259 11,580,106.11 3.88%
289 - 312
2 38,624.69 0.01%
337 - 360
622 32,946,759.21 11.05%
Total
5,227
298,082,172.45
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 197
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
73 - 96
2 101,479.42 0.03%
97 - 120
2 106,359.77 0.04%
169 - 192
156 9,054,079.15 3.04%
217 - 240
103 4,229,206.02 1.42%
289 - 312
1 18,859.14 0.01%
337 - 360
4,963 284,572,188.95 95.47%
Total
5,227
298,082,172.45
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 353
Count
Balance ($)
%
73 - 96
2 101,479.42 0.03%
97 - 120
2 106,359.77 0.04%
169 - 192
4,340 253,308,843.25 84.98%
217 - 240
259 11,580,106.11 3.88%
289 - 312
1 18,859.14 0.01%
337 - 360
623 32,966,524.76 11.06%
Total
5,227
298,082,172.45
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 202
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
ALABAMA
24 786,849.39 0.26%
ALASKA
10 589,095.66 0.20%
ARIZONA
278 13,208,805.29 4.43%
ARKANSAS
5 122,097.11 0.04%
CALIFORNIA
900 78,570,495.24 26.36%
COLORADO
141 6,017,619.48 2.02%
CONNECTICUT
57 3,386,499.80 1.14%
DELAWARE
14 719,734.62 0.24%
DISTRICT OF COLUMBIA
14 990,669.47 0.33%
FLORIDA
531 26,058,643.48 8.74%
GEORGIA
193 6,703,159.70 2.25%
HAWAII
16 1,273,720.46 0.43%
IDAHO
26 1,111,612.67 0.37%
ILLINOIS
177 7,482,549.63 2.51%
INDIANA
24 796,095.81 0.27%
IOWA
5 92,718.12 0.03%
KANSAS
16 403,082.98 0.14%
KENTUCKY
20 631,735.77 0.21%
LOUISIANA
21 519,613.77 0.17%
MAINE
3 94,161.30 0.03%
MARYLAND
174 10,721,382.61 3.60%
MASSACHUSETTS
59 3,956,115.51 1.33%
MICHIGAN
115 3,950,128.60 1.33%
MINNESOTA
91 4,054,763.74 1.36%
MISSISSIPPI
3 84,501.83 0.03%
MISSOURI
50 1,566,319.94 0.53%
MONTANA
2 132,492.32 0.04%
NEBRASKA
12 380,889.23 0.13%
NEVADA
419 23,711,044.05 7.95%
NEW HAMPSHIRE
11 609,598.87 0.20%
NEW JERSEY
341 21,440,778.41 7.19%
NEW MEXICO
17 550,640.05 0.18%
NEW YORK
284 24,538,381.19 8.23%
NORTH CAROLINA
53 1,797,568.23 0.60%
NORTH DAKOTA
5 179,179.17 0.06%
OHIO
61 2,045,290.54 0.69%
OKLAHOMA
35 953,978.24 0.32%
OREGON
89 4,387,202.67 1.47%
PENNSYLVANIA
98 3,510,580.10 1.18%
RHODE ISLAND
15 775,914.07 0.26%
SOUTH CAROLINA
51 1,548,874.97 0.52%
SOUTH DAKOTA
2 47,732.75 0.02%
TENNESSEE
30 1,036,834.71 0.35%
TEXAS
244 7,973,734.52 2.68%
UTAH
78 3,323,137.82 1.11%
VERMONT
2 68,398.99 0.02%
VIRGINIA
233 16,378,993.10 5.49%
WASHINGTON
125 6,979,458.64 2.34%
WEST VIRGINIA
4 203,927.43 0.07%
WISCONSIN
43 1,410,314.26 0.47%
WYOMING
6 205,056.14 0.07%
Total
5,227
298,082,172.45
100.00%
Geographic Distribution by State
State
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
NEW YORK
NEVADA
NEW JERSEY
VIRGINIA
ARIZONA
MARYLAND
TEXAS
ILLINOIS
WASHINGTON
GEORGIA
COLORADO
OREGON
MINNESOTA
MASSACHUSETTS
MICHIGAN
PENNSYLVANIA
CONNECTICUT
UTAH
OHIO
NORTH CAROLINA
MISSOURI
SOUTH CAROLINA
WISCONSIN
HAWAII
IDAHO
TENNESSEE
DISTRICT OF
COLUMBIA
OKLAHOMA
INDIANA
ALABAMA
RHODE ISLAND
DELAWARE
KENTUCKY
NEW HAMPSHIRE
ALASKA
NEW MEXICO
LOUISIANA
KANSAS
NEBRASKA
WYOMING
WEST VIRGINIA
NORTH DAKOTA
MONTANA
ARKANSAS
MAINE
IOWA
MISSISSIPPI
VERMONT
SOUTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
5,172
295,430,133.66
99.13%
295,533,792.11
42
2,068,990.99
0.69%
2,071,260.86
11
529,945.32
0.18%
530,913.16
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,225
298,029,069.97
298,135,966.13
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
53,102.48
100.00%
53,138.91
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
53,102.48
53,138.91
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
5,174
295,483,236.14
99.13%
295,586,931.02
42
2,068,990.99
0.69%
2,071,260.86
11
529,945.32
0.18%
530,913.16
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,227
298,082,172.45
100.00%
298,189,105.04
Current
30 - 59
days
60 - 89
days
Current 99.1%
30 - 59 days 0.7%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
42 2,068,990.99 79.61% 11 529,945.32 20.39% 0 0.00 0.00% 0 0.00 0.00%
53
2,598,936.31
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
42
2,068,990.99
79.61%
11
529,945.32
20.39%
0
0.00
0.00%
0
0.00
0.00%
53
2,598,936.31
100.00%
79.61
20.39
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
80
Group 1
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
July 2006
Count
Balance ($)
30 - 59 days
42 2,068,990.99
60 - 89 days
11 529,945.32
Bankruptcy
2 53,102.48
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
Balance ($)
Bankruptcy
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
21.77%
6,160,231.39
21.77%
6,160,231.39
Life CPR
Percentage
Amount ($)
21.77% 21.77%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
Group 1
Total
Amount ($)
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
2 53,102.48 100.00%
BANKRUPTCY LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
407053931 25,100.00 25,067.12 12.49% 08/01/2006 180
405910484 28,400.00 28,035.36 10.85% 07/01/2006 240
Total:
2
53,102.48
53,500.00
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
107 6,230,754.00 6,063,499.47 0.00 304,383,288.02
1.99%
98.01%
1
Prepayment 1.99%
Liquidation 0.00%
Beginning Balance 98.01%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
406634435 100,000.00 99,737.43 99,692.36 0.00 0.00 0.00 N/A 07/05/2006 45.07 10.150% 4,046.67
406634455 56,725.00 56,637.09 56,619.07 0.00 0.00 0.00 N/A 06/14/2006 18.02 11.750% 2,661.96
406634464 49,500.00 49,410.11 49,391.64 0.00 0.00 0.00 N/A 06/02/2006 18.47 11.000% 2,174.06
406705850 39,558.00 39,438.88 39,418.47 0.00 0.00 0.00 N/A 20.41 9.500% 0.00
406705874 47,111.00 46,982.52 46,959.49 0.00 0.00 0.00 N/A 23.03 9.750% 0.00
406705963 81,400.00 81,239.74 81,206.83 0.00 0.00 0.00 N/A 32.91 10.625% 0.00
406705971 27,646.00 27,567.38 27,551.30 0.00 0.00 0.00 N/A 16.08 8.875% 0.00
406722986 77,000.00 76,730.87 76,704.94 0.00 0.00 0.00 N/A 06/22/2006 25.93 11.750% 0.00
407052292 25,000.00 24,926.27 24,916.67 0.00 0.00 0.00 N/A 06/02/2006 9.60 10.999% 0.00
407052426 49,650.00 49,487.27 49,463.90 0.00 0.00 0.00 N/A 07/10/2006 23.37 9.990% 0.00
407053491 108,000.00 107,823.66 107,787.37 0.00 0.00 0.00 N/A 06/12/2006 36.29 11.490% 0.00
407160786 108,000.00 107,851.58 107,754.40 0.00 0.00 0.00 N/A 06/28/2006 50.29 9.875% 0.00
407160807 120,000.00 119,835.09 119,779.21 0.00 0.00 0.00 N/A 06/21/2006 55.88 9.875% 0.00
407179280 34,561.00 34,496.74 34,485.66 0.00 0.00 0.00 N/A 06/30/2006 11.08 11.750% 0.00
407179291 16,900.00 16,849.16 16,840.45 0.00 0.00 0.00 N/A 06/08/2006 8.71 9.500% 0.00
500613338 67,050.00 67,049.99 67,049.99 0.00 0.00 0.00 N/A 0.00 9.750% 0.00
500646767 33,980.00 20,311.74 20,157.10 0.00 0.00 0.00 N/A 154.64 12.875% 0.00
500654351 10,200.00 10,189.95 10,187.87 0.00 0.00 0.00 N/A 2.08 13.750% 0.00
500658923 34,836.00 34,796.64 34,786.55 0.00 0.00 0.00 N/A 10.09 12.125% 0.00
500664933 58,600.00 58,524.00 58,504.54 0.00 0.00 0.00 N/A 19.46 11.500% 0.00
500666084 138,000.00 137,821.05 137,775.24 0.00 0.00 0.00 N/A 45.81 11.500% 0.00
500666651 61,500.00 61,442.84 61,428.16 0.00 0.00 0.00 N/A 14.68 13.000% 0.00
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
500666964 38,550.00 38,509.91 38,499.62 0.00 0.00 0.00 N/A 10.29 12.500% 0.00
500706245 74,200.00 74,076.51 74,045.94 0.00 0.00 0.00 N/A 30.57 10.500% 0.00
500707794 139,050.00 138,391.48 138,057.99 0.00 0.00 0.00 06/28/2006 333.49 10.250% 5,667.30
500708219 49,960.00 49,923.22 49,904.58 0.00 0.00 0.00 N/A 18.64 10.875% 0.00
403273910 5,075.00 4,782.41 4,758.19 0.00 0.00 0.00 N/A 06/30/2006 24.22 12.750% 0.00
406293351 91,500.00 91,169.99 91,113.59 0.00 0.00 0.00 N/A 06/16/2006 56.40 8.625% 0.00
406555606 53,850.00 53,716.74 53,698.26 0.00 0.00 0.00 N/A 18.48 11.500% 0.00
406555630 123,000.00 122,782.62 122,737.93 0.00 0.00 0.00 N/A 44.69 11.125% 0.00
406848724 113,050.00 112,684.55 112,609.95 0.00 0.00 0.00 N/A 06/22/2006 74.60 8.250% 0.00
406920367 144,000.00 143,836.29 143,794.56 0.00 0.00 0.00 N/A 41.73 12.125% 0.00
407039964 30,000.00 29,915.81 29,898.59 0.00 0.00 0.00 N/A 06/30/2006 17.22 8.940% 1,069.79
407040005 20,200.00 20,170.20 20,164.06 0.00 0.00 0.00 N/A 06/13/2006 6.14 11.950% 0.00
407040032 26,200.00 26,001.99 25,988.93 0.00 0.00 0.00 N/A 06/26/2006 12.90 10.150% 0.00
407040091 49,000.00 48,915.72 48,898.38 0.00 0.00 0.00 N/A 06/12/2006 17.34 11.250% 2,752.48
407051861 25,000.00 24,843.97 24,829.14 0.00 0.00 0.00 N/A 07/12/2006 14.83 8.999% 1,242.93
407052055 31,000.00 30,916.62 30,906.89 0.00 0.00 0.00 N/A 06/02/2006 9.73 11.990% 0.00
407052084 48,000.00 47,542.16 47,508.40 0.00 0.00 0.00 N/A 06/26/2006 33.76 8.250% 1,570.00
407284193 35,150.00 35,108.84 35,094.88 0.00 0.00 0.00 07/11/2006 13.96 10.625% 0.00
407284282 15,000.00 14,984.66 14,979.45 0.00 0.00 0.00 N/A 06/26/2006 5.21 11.250% 0.00
407284284 83,750.00 83,668.93 83,641.39 0.00 0.00 0.00 N/A 06/30/2006 27.54 11.500% 0.00
500677594 50,000.00 49,832.44 49,789.36 0.00 0.00 0.00 N/A 43.08 13.500% 0.00
500678191 43,000.00 42,941.11 42,926.04 0.00 0.00 0.00 N/A 15.07 11.250% 0.00
500699982 39,450.00 39,332.27 39,312.90 0.00 0.00 0.00 N/A 19.37 9.750% 0.00
500701023 57,000.00 56,836.28 56,816.49 0.00 0.00 0.00 N/A 19.79 11.500% 0.00
500703526 81,000.00 80,931.76 80,897.20 0.00 0.00 0.00 06/23/2006 34.56 10.250% 3,319.26
500704078 75,600.00 75,481.52 75,441.42 0.00 0.00 0.00 N/A 40.10 9.250% 2,793.56
500704147 19,335.00 19,261.70 19,224.47 0.00 0.00 0.00 N/A 37.23 12.625% 0.00
406723099 22,500.00 22,450.92 22,443.63 0.00 0.00 0.00 N/A 06/08/2006 7.29 11.750% 0.00
406723105 29,475.00 29,025.72 29,005.87 0.00 0.00 0.00 N/A 06/21/2006 19.85 8.875% 0.00
406848592 108,000.00 107,703.31 107,651.80 0.00 0.00 0.00 N/A 06/09/2006 51.51 9.875% 0.00
406920389 200,000.00 199,780.13 199,723.75 0.00 0.00 0.00 N/A 56.38 12.250% 0.00
406995437 18,000.00 17,884.27 17,876.11 0.00 0.00 0.00 N/A 06/13/2006 8.16 10.500% 0.00
406995471 15,000.00 14,742.37 14,732.43 0.00 0.00 0.00 N/A 07/05/2006 9.94 9.125% 0.00
407000371 143,268.00 143,131.04 143,095.88 0.00 0.00 0.00 N/A 35.16 12.875% 0.00
407279197 67,500.00 67,438.17 67,417.15 0.00 0.00 0.00 N/A 21.02 11.750% 0.00
407280834 10,500.00 10,491.39 10,488.46 0.00 0.00 0.00 N/A 2.93 12.250% 209.89
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
407284081 12,750.00 12,732.99 12,730.04 0.00 0.00 0.00 06/15/2006 2.95 13.250% 0.00
407297831 35,400.00 35,284.68 35,245.50 0.00 0.00 0.00 06/26/2006 39.18 11.540% 0.00
407298008 63,400.00 63,337.80 63,316.67 0.00 0.00 0.00 07/14/2006 21.13 11.440% 0.00
407298011 58,300.00 58,244.66 58,225.86 0.00 0.00 0.00 06/12/2006 18.80 11.590% 0.00
407323354 25,000.00 24,754.40 24,733.96 0.00 0.00 0.00 N/A 06/19/2006 20.44 7.400% 0.00
407323366 20,000.00 19,988.31 19,984.32 0.00 0.00 0.00 N/A 06/29/2006 3.99 13.750% 0.00
500690670 51,000.00 50,843.79 50,790.68 0.00 0.00 0.00 N/A 53.11 12.000% 0.00
500692115 30,150.00 30,128.48 30,121.15 0.00 0.00 0.00 N/A 7.33 12.875% 0.00
500692460 47,000.00 46,959.25 46,945.39 0.00 0.00 0.00 N/A 13.86 12.000% 0.00
500692842 112,000.00 111,915.29 111,872.36 0.00 0.00 0.00 N/A 42.93 10.750% 0.00
500693226 150,000.00 149,752.34 149,668.54 0.00 0.00 0.00 N/A 83.80 9.000% 5,392.60
500694074 17,510.00 12,671.74 12,612.93 0.00 0.00 0.00 N/A 58.81 13.750% 0.00
500695259 105,800.00 105,700.46 105,666.63 0.00 0.00 0.00 N/A 33.83 11.630% 0.00
500695481 60,000.00 59,950.79 59,925.86 0.00 0.00 0.00 N/A 24.93 10.375% 2,488.73
700245513 67,144.00 67,069.53 67,044.26 0.00 0.00 0.00 N/A 25.27 10.875% 0.00
700247476 100,000.00 99,926.65 99,901.68 0.00 0.00 0.00 N/A 24.97 12.750% 0.00
700253487 57,000.00 56,966.66 56,955.29 0.00 0.00 0.00 N/A 11.37 13.750% 0.00
406558289 21,100.00 21,036.48 21,025.60 0.00 0.00 0.00 N/A 06/30/2006 10.88 9.500% 0.00
406558334 118,000.00 117,635.44 117,573.01 0.00 0.00 0.00 N/A 06/09/2006 62.43 9.375% 0.00
406558346 41,400.00 41,238.89 41,211.39 0.00 0.00 0.00 N/A 06/26/2006 27.50 8.250% 0.00
406558429 139,000.00 138,679.02 138,570.23 0.00 0.00 0.00 N/A 06/16/2006 65.79 9.875% 0.00
406558493 70,000.00 69,783.17 69,746.13 0.00 0.00 0.00 N/A 06/20/2006 37.04 9.375% 0.00
406603662 59,000.00 58,913.89 58,896.15 0.00 0.00 0.00 N/A 07/14/2006 17.74 12.000% 2,827.87
407039841 19,500.00 19,465.38 19,458.33 0.00 0.00 0.00 N/A 07/07/2006 7.05 11.150% 0.00
407093701 12,100.00 12,078.10 12,074.32 0.00 0.00 0.00 N/A 3.78 11.875% 0.00
407093746 40,950.00 40,901.09 40,888.56 0.00 0.00 0.00 N/A 12.53 11.875% 0.00
407093801 52,690.00 28,442.47 28,075.50 0.00 0.00 0.00 N/A 366.97 13.750% 0.00
407147133 38,250.00 38,197.60 38,184.19 0.00 0.00 0.00 N/A 13.41 11.250% 0.00
407147144 79,500.00 79,402.40 79,377.40 0.00 0.00 0.00 N/A 25.00 11.750% 0.00
407160727 98,880.00 18,960.33 18,240.31 0.00 0.00 0.00 N/A 06/15/2006 716.91 10.125% 0.00
407160739 20,000.00 19,954.65 19,943.10 0.00 0.00 0.00 N/A 07/13/2006 11.55 8.875% 0.00
407384328 53,000.00 52,954.04 52,938.41 0.00 0.00 0.00 07/10/2006 15.63 12.000% 0.00
407384426 125,000.00 124,897.45 124,862.56 0.00 0.00 0.00 06/19/2006 34.89 12.250% 0.00
407411576 41,175.00 41,029.29 41,006.82 0.00 0.00 0.00 07/12/2006 22.47 9.250% 1,517.43
407546721 117,075.00 116,989.11 116,959.87 0.00 0.00 0.00 06/28/2006 29.24 12.750% 0.00
500682955 25,350.00 25,326.12 25,318.01 0.00 0.00 0.00 N/A 8.11 11.625% 0.00
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
500684512 26,600.00 26,571.28 26,561.53 0.00 0.00 0.00 N/A 9.75 11.000% 0.00
500685170 10,000.00 267.15 168.83 0.00 0.00 0.00 N/A 98.32 11.750% 0.00
500715490 26,600.00 26,583.53 26,577.91 0.00 0.00 0.00 N/A 5.62 13.500% 0.00
700259727 100,000.00 99,930.28 99,894.94 0.00 0.00 0.00 N/A 35.34 11.125% 0.00
700261218 31,650.00 31,620.36 31,605.36 0.00 0.00 0.00 N/A 15.00 9.750% 0.00
700261650 11,825.00 11,820.42 11,818.09 0.00 0.00 0.00 N/A 2.33 13.750% 0.00
700272045 74,850.00 74,820.97 74,806.20 0.00 0.00 0.00 N/A 14.77 13.750% 0.00
700275609 28,875.00 28,863.80 28,858.10 0.00 0.00 0.00 N/A 5.70 13.750% 0.00
700276673 100,000.00 81,446.39 81,243.43 0.00 0.00 0.00 N/A 202.96 10.625% 0.00
700276861 20,000.00 19,992.25 19,988.31 0.00 0.00 0.00 N/A 3.94 13.750% 0.00
700284861 14,550.00 14,541.16 14,536.67 0.00 0.00 0.00 N/A 4.49 11.750% 0.00
700284972 21,000.00 20,987.22 20,980.74 0.00 0.00 0.00 N/A 6.48 11.750% 0.00
700285217 60,000.00 59,955.84 59,933.46 0.00 0.00 0.00 N/A 22.38 10.875% 2,610.00
Total:
107
6,230,754.00
6,067,870.41
4,277.78
6,063,499.47
0.00
0.00
0.00
42,344.53
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
07/25/2006 10:37 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Mortgage Pass-Through Certificates, Series
2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
07/25/2006 10:37 am